Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000011236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000011236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[1]
C000011236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[1]
C000011236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[1]
C000011236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[1]
C000011236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000011236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000011236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000011236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000011236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000011236 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000011238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000011238 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[2]
C000011238 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[2]
C000011238 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[2]
C000011238 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[2]
C000011238 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000011238 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000011238 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000011238 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000011238 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000011238 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000035166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000035166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[3]
C000035166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[3]
C000035166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[3]
C000035166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[3]
C000035166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000035166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000035166 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000035166 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000035166 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3]
C000035166 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000040918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000040918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[4]
C000040918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[4]
C000040918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[4]
C000040918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[4]
C000040918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4]
C000040918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000040918 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000040918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000040918 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000040918 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000040919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000040919 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[5]
C000040919 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[5]
C000040919 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[5]
C000040919 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[5]
C000040919 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[5]
C000040919 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000040919 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000040919 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000040919 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000040919 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000040920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000040920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[6]
C000040920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[6]
C000040920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[6]
C000040920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[6]
C000040920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[6]
C000040920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[6]
C000040920 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000040920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000040920 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[6]
C000040920 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000148302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000148302 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[7]
C000148302 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[7]
C000148302 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[7]
C000148302 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[7]
C000148302 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[7]
C000148302 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[7]
C000148302 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000148302 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000148302 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[7]
C000148302 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000011243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000011243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[8]
C000011243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[8]
C000011243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[8]
C000011243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[8]
C000011243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[8]
C000011243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[8]
C000011243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[8]
C000011243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000011243 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8]
C000011243 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000185805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000185805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%	[9]
C000185805 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[9]
C000185805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[9]
C000185805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[9]
C000185805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[9]
C000185805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[9]
C000185805 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000185805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000185805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[9]
C000185805 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000011245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000011245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[10]
C000011245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[10]
C000011245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[10]
C000011245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[10]
C000011245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[10]
C000011245 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000011245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000011245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000011245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000011245 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000011245 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[10]
C000011247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000011247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[11]
C000011247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[11]
C000011247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[11]
C000011247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[11]
C000011247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[11]
C000011247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000011247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000011247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000011247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000011247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[11]
C000011247 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[11]
C000035167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000035167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[12]
C000035167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[12]
C000035167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[12]
C000035167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[12]
C000035167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[12]
C000035167 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[12]
C000035167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000035167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
C000035167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000035167 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[12]
C000035167 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[12]
C000040921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000040921 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[13]
C000040921 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[13]
C000040921 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[13]
C000040921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[13]
C000040921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[13]
C000040921 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000040921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000040921 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[13]
C000040921 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000040921 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000040921 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[13]
C000040922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000040922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[14]
C000040922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[14]
C000040922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[14]
C000040922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[14]
C000040922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[14]
C000040922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000040922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000040922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14]
C000040922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000040922 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[14]
C000040922 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[14]
C000040923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000040923 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[15]
C000040923 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[15]
C000040923 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[15]
C000040923 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[15]
C000040923 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[15]
C000040923 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000040923 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000040923 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[15]
C000040923 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000040923 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[15]
C000040923 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[15]
C000148303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000148303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[16]
C000148303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[16]
C000148303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[16]
C000148303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[16]
C000148303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[16]
C000148303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000148303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
C000148303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[16]
C000148303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000148303 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000148303 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[16]
C000011252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000011252 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[17]
C000011252 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[17]
C000011252 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[17]
C000011252 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[17]
C000011252 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[17]
C000011252 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000011252 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[17]
C000011252 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000011252 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000011252 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000011252 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[17]
C000185807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000185807 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[18]
C000185807 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[18]
C000185807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[18]
C000185807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[18]
C000185807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[18]
C000185807 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000185807 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000185807 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[18]
C000185807 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[18]
C000185807 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[18]
C000185807 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[18]
C000172557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000172557 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[19]
C000172557 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[19]
C000172557 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[19]
C000172557 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[19]
C000172557 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[19]
C000172557 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[19]
C000172557 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[19]
C000172557 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[19]
C000172557 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[19]
C000172557 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[19]
C000172557 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000172557 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19],[20]
C000172557 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000172558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000172558 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[21]
C000172558 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[21]
C000172558 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[21]
C000172558 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[21]
C000172558 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[21]
C000172558 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[21]
C000172558 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[21]
C000172558 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000172558 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000172558 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000172558 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[21]
C000172558 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21],[22]
C000172558 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[21]
C000172559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000172559 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[23]
C000172559 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[23]
C000172559 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[23]
C000172559 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[23]
C000172559 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[23]
C000172559 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[23]
C000172559 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[23]
C000172559 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[23]
C000172559 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[23]
C000172559 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[23]
C000172559 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[23]
C000172559 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23],[24]
C000172559 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[23]
C000172560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000172560 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[25]
C000172560 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[25]
C000172560 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[25]
C000172560 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[25]
C000172560 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[25]
C000172560 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[25]
C000172560 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[25]
C000172560 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[25]
C000172560 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[25]
C000172560 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[25]
C000172560 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[25]
C000172560 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25],[26]
C000172560 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[25]
C000172561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
C000172561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[27]
C000172561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[27]
C000172561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[27]
C000172561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[27]
C000172561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[27]
C000172561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[27]
C000172561 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[27]
C000172561 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[27]
C000172561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[27]
C000172561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[27]
C000172561 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000172561 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27],[28]
C000172561 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[27]
C000172562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
C000172562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[29]
C000172562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[29]
C000172562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[29]
C000172562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[29]
C000172562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[29]
C000172562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[29]
C000172562 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[29]
C000172562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[29]
C000172562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[29]
C000172562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[29]
C000172562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[29]
C000172562 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29],[30]
C000172562 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[29]
C000172563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000172563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[31]
C000172563 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[31]
C000172563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[31]
C000172563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[31]
C000172563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[31]
C000172563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[31]
C000172563 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[31]
C000172563 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[31]
C000172563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[31]
C000172563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[31]
C000172563 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[31]
C000172563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31],[32]
C000172563 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[31]
C000185815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[33]
C000185815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[33]
C000185815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[33]
C000185815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[33]
C000185815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[33]
C000185815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[33]
C000185815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[33]
C000185815 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[33]
C000185815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[33]
C000185815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[33]
C000185815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[33]
C000185815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[33]
C000185815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33],[34]
C000185815 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[33]
C000172564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[35]
C000172564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[35]
C000172564 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[35]
C000172564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[35]
C000172564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[35]
C000172564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[35]
C000172564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[35]
C000172564 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[35]
C000172564 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[35]
C000172564 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[35]
C000172564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[35]
C000172564 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[35]
C000172564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35],[36]
C000172564 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[35]
C000172566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172566 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172566 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000172566 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000172566 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000172566 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172567 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172567 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000172567 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000172567 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[38]
C000172567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172568 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172568 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000172568 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000172568 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000172568 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172569 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172569 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000172569 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000172569 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[40]
C000172569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185817 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185817 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000185817 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000185817 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000185817 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172565 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172565 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000172565 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000172565 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000172565 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[43]
C000172570 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[43],[44]
C000172570 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[43]
C000172570 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[43]
C000172570 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[43]
C000172570 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[43]
C000172570 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[43]
C000172570 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[43]
C000172570 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[43]
C000172570 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000172570 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000172570 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[43]
C000172570 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[43]
C000172571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[45]
C000172571 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[45],[46]
C000172571 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[45]
C000172571 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[45]
C000172571 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[45]
C000172571 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[45]
C000172571 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[45]
C000172571 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[45]
C000172571 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[45]
C000172571 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[45]
C000172571 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[45]
C000172571 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[45]
C000172571 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[45]
C000172572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[47]
C000172572 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[47],[48]
C000172572 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[47]
C000172572 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[47]
C000172572 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[47]
C000172572 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[47]
C000172572 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[47]
C000172572 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[47]
C000172572 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[47]
C000172572 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[47]
C000172572 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[47]
C000172572 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[47]
C000172572 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[47]
C000172573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[49]
C000172573 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[49],[50]
C000172573 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[49]
C000172573 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[49]
C000172573 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[49]
C000172573 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[49]
C000172573 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[49]
C000172573 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[49]
C000172573 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[49]
C000172573 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[49]
C000172573 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[49]
C000172573 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[49]
C000172573 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[49]
C000172574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[51]
C000172574 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[51],[52]
C000172574 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[51]
C000172574 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[51]
C000172574 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[51]
C000172574 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[51]
C000172574 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[51]
C000172574 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[51]
C000172574 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000172574 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[51]
C000172574 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[51]
C000172574 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000172574 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[51]
C000172575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[53]
C000172575 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[53],[54]
C000172575 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[53]
C000172575 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[53]
C000172575 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[53]
C000172575 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[53]
C000172575 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[53]
C000172575 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[53]
C000172575 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[53]
C000172575 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000172575 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[53]
C000172575 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[53]
C000172575 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[53]
C000172576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[55]
C000172576 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[55],[56]
C000172576 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[55]
C000172576 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[55]
C000172576 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[55]
C000172576 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[55]
C000172576 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[55]
C000172576 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000172576 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[55]
C000172576 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[55]
C000172576 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[55]
C000172576 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[55]
C000172576 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[55]
C000185819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[57]
C000185819 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[57],[58]
C000185819 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[57]
C000185819 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[57]
C000185819 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[57]
C000185819 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[57]
C000185819 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[57]
C000185819 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[57]
C000185819 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[57]
C000185819 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[57]
C000185819 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[57]
C000185819 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[57]
C000185819 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[57]
C000172577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[59]
C000172577 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[59],[60]
C000172577 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[59]
C000172577 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[59]
C000172577 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[59]
C000172577 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[59]
C000172577 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[59]
C000172577 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[59]
C000172577 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[59]
C000172577 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[59]
C000172577 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[59]
C000172577 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[59]
C000172577 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[59]
C000172578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[61]
C000172578 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[61],[62]
C000172578 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[61]
C000172578 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[61]
C000172578 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[61]
C000172578 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[61]
C000172578 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[61]
C000172578 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[61]
C000172578 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[61]
C000172578 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[61]
C000172578 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[61]
C000172578 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[61]
C000172578 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[61]
C000172578 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[61]
C000172579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[63]
C000172579 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[63],[64]
C000172579 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[63]
C000172579 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[63]
C000172579 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[63]
C000172579 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[63]
C000172579 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[63]
C000172579 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[63]
C000172579 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[63]
C000172579 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[63]
C000172579 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[63]
C000172579 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[63]
C000172579 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[63]
C000172579 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[63]
C000172580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[65]
C000172580 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[65],[66]
C000172580 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[65]
C000172580 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[65]
C000172580 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[65]
C000172580 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[65]
C000172580 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[65]
C000172580 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[65]
C000172580 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[65]
C000172580 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[65]
C000172580 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[65]
C000172580 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[65]
C000172580 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[65]
C000172580 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[65]
C000172581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[67]
C000172581 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[67],[68]
C000172581 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[67]
C000172581 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[67]
C000172581 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[67]
C000172581 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[67]
C000172581 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[67]
C000172581 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[67]
C000172581 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[67]
C000172581 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[67]
C000172581 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[67]
C000172581 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[67]
C000172581 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[67]
C000172581 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[67]
C000172582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[69]
C000172582 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[69],[70]
C000172582 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[69]
C000172582 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[69]
C000172582 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[69]
C000172582 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[69]
C000172582 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[69]
C000172582 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[69]
C000172582 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[69]
C000172582 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[69]
C000172582 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[69]
C000172582 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[69]
C000172582 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[69]
C000172582 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[69]
C000172583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[71]
C000172583 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[71],[72]
C000172583 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[71]
C000172583 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[71]
C000172583 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[71]
C000172583 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[71]
C000172583 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[71]
C000172583 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[71]
C000172583 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[71]
C000172583 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[71]
C000172583 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[71]
C000172583 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[71]
C000172583 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[71]
C000172583 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[71]
C000172584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[73]
C000172584 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[73],[74]
C000172584 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[73]
C000172584 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[73]
C000172584 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[73]
C000172584 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[73]
C000172584 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[73]
C000172584 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[73]
C000172584 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[73]
C000172584 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[73]
C000172584 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[73]
C000172584 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[73]
C000172584 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[73]
C000172584 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[73]
C000185821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[75]
C000185821 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[75],[76]
C000185821 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[75]
C000185821 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[75]
C000185821 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[75]
C000185821 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[75]
C000185821 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[75]
C000185821 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[75]
C000185821 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[75]
C000185821 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[75]
C000185821 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[75]
C000185821 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[75]
C000185821 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[75]
C000185821 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[75]
C000172585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[77]
C000172585 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[77],[78]
C000172585 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[77]
C000172585 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[77]
C000172585 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[77]
C000172585 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[77]
C000172585 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[77]
C000172585 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[77]
C000172585 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[77]
C000172585 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[77]
C000172585 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[77]
C000172585 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[77]
C000172585 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[77]
C000172585 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[77]
C000172602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[79]
C000172602 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[79],[80]
C000172602 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[79]
C000172602 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[79]
C000172602 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[79]
C000172602 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[79]
C000172602 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[79]
C000172602 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[79]
C000172602 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[79]
C000172602 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[79]
C000172602 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[79]
C000172602 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[79]
C000172602 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[79]
C000172602 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[79]
C000172603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[81]
C000172603 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[81],[82]
C000172603 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[81]
C000172603 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[81]
C000172603 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[81]
C000172603 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[81]
C000172603 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[81]
C000172603 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[81]
C000172603 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[81]
C000172603 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[81]
C000172603 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[81]
C000172603 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[81]
C000172603 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[81]
C000172603 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[81]
C000172604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[83]
C000172604 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[83],[84]
C000172604 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[83]
C000172604 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[83]
C000172604 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[83]
C000172604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[83]
C000172604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[83]
C000172604 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[83]
C000172604 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[83]
C000172604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[83]
C000172604 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[83]
C000172604 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[83]
C000172604 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[83]
C000172604 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[83]
C000172605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[85]
C000172605 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[85],[86]
C000172605 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[85]
C000172605 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[85]
C000172605 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[85]
C000172605 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[85]
C000172605 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[85]
C000172605 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[85]
C000172605 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[85]
C000172605 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[85]
C000172605 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[85]
C000172605 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[85]
C000172605 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[85]
C000172605 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[85]
C000172606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[87]
C000172606 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[87],[88]
C000172606 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[87]
C000172606 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[87]
C000172606 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[87]
C000172606 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[87]
C000172606 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[87]
C000172606 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[87]
C000172606 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[87]
C000172606 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[87]
C000172606 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[87]
C000172606 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[87]
C000172606 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[87]
C000172606 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[87]
C000172607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[89]
C000172607 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[89],[90]
C000172607 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[89]
C000172607 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[89]
C000172607 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[89]
C000172607 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[89]
C000172607 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[89]
C000172607 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[89]
C000172607 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[89]
C000172607 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[89]
C000172607 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[89]
C000172607 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[89]
C000172607 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[89]
C000172607 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[89]
C000172608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[91]
C000172608 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[91],[92]
C000172608 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[91]
C000172608 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[91]
C000172608 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[91]
C000172608 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[91]
C000172608 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[91]
C000172608 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[91]
C000172608 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[91]
C000172608 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[91]
C000172608 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[91]
C000172608 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[91]
C000172608 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[91]
C000172608 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[91]
C000185827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[93]
C000185827 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[93],[94]
C000185827 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[93]
C000185827 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[93]
C000185827 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[93]
C000185827 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[93]
C000185827 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[93]
C000185827 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[93]
C000185827 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[93]
C000185827 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[93]
C000185827 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[93]
C000185827 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[93]
C000185827 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[93]
C000185827 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[93]
C000172609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[95]
C000172609 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[95],[96]
C000172609 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[95]
C000172609 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[95]
C000172609 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[95]
C000172609 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[95]
C000172609 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[95]
C000172609 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[95]
C000172609 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[95]
C000172609 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[95]
C000172609 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[95]
C000172609 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[95]
C000172609 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[95]
C000172609 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[95]
C000172610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[97]
C000172610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[97]
C000172610 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[97]
C000172610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[97]
C000172610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[97]
C000172610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[97]
C000172610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[97]
C000172610 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[97]
C000172610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[97]
C000172610 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[97]
C000172610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[97]
C000172610 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[97]
C000172610 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[97]
C000172610 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[97]
C000172611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[98]
C000172611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[98]
C000172611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[98]
C000172611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[98]
C000172611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[98]
C000172611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[98]
C000172611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[98]
C000172611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[98]
C000172611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[98]
C000172611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[98]
C000172611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[98]
C000172611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[98]
C000172611 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[98]
C000172611 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[98]
C000172612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[99]
C000172612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[99]
C000172612 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[99]
C000172612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[99]
C000172612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[99]
C000172612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[99]
C000172612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[99]
C000172612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[99]
C000172612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[99]
C000172612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[99]
C000172612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[99]
C000172612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[99]
C000172612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[99]
C000172612 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[99]
C000172613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[100]
C000172613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[100]
C000172613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[100]
C000172613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[100]
C000172613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[100]
C000172613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[100]
C000172613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[100]
C000172613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[100]
C000172613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[100]
C000172613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[100]
C000172613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[100]
C000172613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[100]
C000172613 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[100]
C000172613 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[100]
C000172614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[101]
C000172614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[101]
C000172614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[101]
C000172614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[101]
C000172614 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[101]
C000172614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[101]
C000172614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[101]
C000172614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[101]
C000172614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[101]
C000172614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[101]
C000172614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[101]
C000172614 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[101]
C000172614 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[101]
C000172614 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[101]
C000172615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[102]
C000172615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[102]
C000172615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[102]
C000172615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[102]
C000172615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[102]
C000172615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[102]
C000172615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[102]
C000172615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[102]
C000172615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[102]
C000172615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[102]
C000172615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[102]
C000172615 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[102]
C000172615 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[102]
C000172615 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[102]
C000172616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[103]
C000172616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[103]
C000172616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[103]
C000172616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[103]
C000172616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[103]
C000172616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[103]
C000172616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[103]
C000172616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[103]
C000172616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[103]
C000172616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[103]
C000172616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[103]
C000172616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[103]
C000172616 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[103]
C000172616 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[103]
C000185829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[104]
C000185829 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[104]
C000185829 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[104]
C000185829 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[104]
C000185829 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[104]
C000185829 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[104]
C000185829 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[104]
C000185829 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[104]
C000185829 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[104]
C000185829 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[104]
C000185829 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[104]
C000185829 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[104]
C000185829 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[104]
C000185829 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[104]
C000172617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[105]
C000172617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[105]
C000172617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[105]
C000172617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[105]
C000172617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[105]
C000172617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[105]
C000172617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[105]
C000172617 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[105]
C000172617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[105]
C000172617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[105]
C000172617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[105]
C000172617 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[105]
C000172617 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[105]
C000172617 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[105]
C000172618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[106]
C000172618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[106]
C000172618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[106]
C000172618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[106]
C000172618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[106]
C000172618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[106]
C000172618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[106]
C000172618 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[106]
C000172618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[106]
C000172618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[106]
C000172618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[106]
C000172618 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[106]
C000172618 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[106]
C000172619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[107]
C000172619 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[107]
C000172619 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[107]
C000172619 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[107]
C000172619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[107]
C000172619 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[107]
C000172619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[107]
C000172619 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[107]
C000172619 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[107]
C000172619 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[107]
C000172619 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[107]
C000172619 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[107]
C000172619 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[107]
C000172620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[108]
C000172620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[108]
C000172620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[108]
C000172620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[108]
C000172620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[108]
C000172620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[108]
C000172620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[108]
C000172620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[108]
C000172620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[108]
C000172620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[108]
C000172620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[108]
C000172620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[108]
C000172620 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[108]
C000172621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[109]
C000172621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[109]
C000172621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[109]
C000172621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[109]
C000172621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[109]
C000172621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[109]
C000172621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[109]
C000172621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[109]
C000172621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[109]
C000172621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[109]
C000172621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[109]
C000172621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[109]
C000172621 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[109]
C000172622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[110]
C000172622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[110]
C000172622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[110]
C000172622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[110]
C000172622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[110]
C000172622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[110]
C000172622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[110]
C000172622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[110]
C000172622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[110]
C000172622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[110]
C000172622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[110]
C000172622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[110]
C000172622 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[110]
C000172623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[111]
C000172623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[111]
C000172623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[111]
C000172623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[111]
C000172623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[111]
C000172623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[111]
C000172623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[111]
C000172623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[111]
C000172623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[111]
C000172623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[111]
C000172623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[111]
C000172623 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[111]
C000172623 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[111]
C000172624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[112]
C000172624 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[112]
C000172624 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[112]
C000172624 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[112]
C000172624 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[112]
C000172624 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[112]
C000172624 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[112]
C000172624 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[112]
C000172624 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[112]
C000172624 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[112]
C000172624 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[112]
C000172624 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[112]
C000172624 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[112]
C000185831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[113]
C000185831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[113]
C000185831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[113]
C000185831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[113]
C000185831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[113]
C000185831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[113]
C000185831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[113]
C000185831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[113]
C000185831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[113]
C000185831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[113]
C000185831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[113]
C000185831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[113]
C000185831 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[113]
C000172625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[114]
C000172625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[114]
C000172625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[114]
C000172625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[114]
C000172625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[114]
C000172625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[114]
C000172625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[114]
C000172625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[114]
C000172625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[114]
C000172625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[114]
C000172625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[114]
C000172625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[114]
C000172625 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[114]
C000218469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[115]
C000218469 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[115]
C000218469 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[115]
C000218469 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[115]
C000218469 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[115]
C000218469 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[115]
C000218469 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[115]
C000218469 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[115]
C000218469 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[115]
C000218469 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[115]
C000218469 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[115]
C000218469 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[115]
C000218469 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[115]
C000218471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[116]
C000218471 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[116]
C000218471 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[116]
C000218471 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[116]
C000218471 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[116]
C000218471 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[116]
C000218471 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[116]
C000218471 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[116]
C000218471 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[116]
C000218471 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[116]
C000218471 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[116]
C000218471 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[116]
C000218471 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[116]
C000218472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[117]
C000218472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[117]
C000218472 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[117]
C000218472 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[117]
C000218472 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[117]
C000218472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[117]
C000218472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[117]
C000218472 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[117]
C000218472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[117]
C000218472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[117]
C000218472 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[117]
C000218472 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[117]
C000218472 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[117]
C000218467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[118]
C000218467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[118]
C000218467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[118]
C000218467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[118]
C000218467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[118]
C000218467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[118]
C000218467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[118]
C000218467 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[118]
C000218467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[118]
C000218467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[118]
C000218467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[118]
C000218467 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[118]
C000218467 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[118]
C000218470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[119]
C000218470 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[119]
C000218470 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[119]
C000218470 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[119]
C000218470 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[119]
C000218470 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[119]
C000218470 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[119]
C000218470 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[119]
C000218470 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[119]
C000218470 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[119]
C000218470 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[119]
C000218470 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[119]
C000218470 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[119]
C000218468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[120]
C000218468 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[120]
C000218468 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[120]
C000218468 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[120]
C000218468 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[120]
C000218468 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[120]
C000218468 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[120]
C000218468 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[120]
C000218468 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[120]
C000218468 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[120]
C000218468 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[120]
C000218468 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[120]
C000218468 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[120]
C000230639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230639 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230639 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230639 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230639 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230639 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[121]
C000230639 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000230639 [Member] | Asset And Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230641 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230641 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230641 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230641 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230641 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[122]
C000230641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000230641 [Member] | Asset And Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230640 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230640 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230640 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[123]
C000230640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000230640 [Member] | Asset And Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230642 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230642 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[124]
C000230642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000230642 [Member] | Asset And Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230638 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230638 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230638 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230638 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230638 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[125]
C000230638 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000230638 [Member] | Asset And Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230637 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230637 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230637 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230637 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[126]
C000230637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000230637 [Member] | Asset And Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230636 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230636 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230636 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230636 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[127]
C000230636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000230636 [Member] | Asset And Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[128]
C000236150 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[128],[129]
C000236150 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[128]
C000236150 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[128]
C000236150 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[128]
C000236150 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[128]
C000236150 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[128]
C000236150 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[128]
C000236150 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[128]
C000236150 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[128]
C000236150 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[128]
C000236150 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[128]
C000236150 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[128]
C000236151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[130]
C000236151 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[130],[131]
C000236151 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[130]
C000236151 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[130]
C000236151 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[130]
C000236151 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[130]
C000236151 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[130]
C000236151 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[130]
C000236151 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[130]
C000236151 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[130]
C000236151 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[130]
C000236151 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[130]
C000236151 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[130]
C000236152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[132]
C000236152 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[132],[133]
C000236152 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[132]
C000236152 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[132]
C000236152 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[132]
C000236152 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[132]
C000236152 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[132]
C000236152 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[132]
C000236152 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[132]
C000236152 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[132]
C000236152 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[132]
C000236152 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[132]
C000236152 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[132]
C000236149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[134]
C000236149 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[134],[135]
C000236149 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[134]
C000236149 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[134]
C000236149 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[134]
C000236149 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[134]
C000236149 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[134]
C000236149 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[134]
C000236149 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[134]
C000236149 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[134]
C000236149 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[134]
C000236149 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[134]
C000236149 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[134]
C000236148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[136]
C000236148 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[136],[137]
C000236148 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[136]
C000236148 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[136]
C000236148 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[136]
C000236148 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[136]
C000236148 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[136]
C000236148 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[136]
C000236148 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[136]
C000236148 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[136]
C000236148 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[136]
C000236148 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[136]
C000236148 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[136]
C000230693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[138]
C000230693 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[138],[139]
C000230693 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[138]
C000230693 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[138]
C000230693 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[138]
C000230693 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[138]
C000230693 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[138]
C000230693 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[138]
C000230693 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[138]
C000230693 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[138]
C000230693 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[138]
C000230693 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[138]
C000230693 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[138]
C000247960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[140]
C000247960 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[140],[141]
C000247960 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[140]
C000247960 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[140]
C000247960 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[140]
C000247960 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[140]
C000247960 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[140]
C000247960 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[140]
C000247960 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[140]
C000247960 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[140]
C000247960 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[140]
C000247960 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[140]
C000247960 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[140]
C000247961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[142]
C000247961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[142],[143]
C000247961 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[142]
C000247961 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[142]
C000247961 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[142]
C000247961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[142]
C000247961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[142]
C000247961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[142]
C000247961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[142]
C000247961 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[142]
C000247961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[142]
C000247961 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[142]
C000247961 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[142]
C000236224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[144]
C000236224 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[144],[145]
C000236224 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[144]
C000236224 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[144]
C000236224 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[144]
C000236224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[144]
C000236224 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[144]
C000236224 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[144]
C000236224 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[144]
C000236224 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[144]
C000236224 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[144]
C000236224 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[144]
C000236224 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[144]
C000247962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[146]
C000247962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[146],[147]
C000247962 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[146]
C000247962 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[146]
C000247962 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[146]
C000247962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[146]
C000247962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[146]
C000247962 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[146]
C000247962 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[146]
C000247962 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[146]
C000247962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[146]
C000247962 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[146]
C000247962 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[146]
C000247959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[148]
C000247959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[148],[149]
C000247959 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[148]
C000247959 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[148]
C000247959 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[148]
C000247959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[148]
C000247959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[148]
C000247959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[148]
C000247959 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[148]
C000247959 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[148]
C000247959 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[148]
C000247959 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[148]
C000247959 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[148]
C000247958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[150]
C000247958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[150],[151]
C000247958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[150]
C000247958 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[150]
C000247958 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[150]
C000247958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[150]
C000247958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[150]
C000247958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[150]
C000247958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[150]
C000247958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[150]
C000247958 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[150]
C000247958 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[150]
C000247958 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[150]
C000236223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[152]
C000236223 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[152],[153]
C000236223 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[152]
C000236223 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[152]
C000236223 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[152]
C000236223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[152]
C000236223 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[152]
C000236223 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[152]
C000236223 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[152]
C000236223 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[152]
C000236223 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[152]
C000236223 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[152]
C000236223 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[152]
C000236226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[154]
C000236226 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[154],[155]
C000236226 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[154]
C000236226 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[154]
C000236226 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[154]
C000236226 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[154]
C000236226 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[154]
C000236226 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[154]
C000236226 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[154]
C000236226 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[154]
C000236226 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[154]
C000236226 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[154]
C000236226 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[154]
C000236225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[156]
C000236225 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[156],[157]
C000236225 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[156]
C000236225 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[156]
C000236225 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[156]
C000236225 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[156]
C000236225 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[156]
C000236225 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[156]
C000236225 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[156]
C000236225 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[156]
C000236225 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[156]
C000236225 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[156]
C000236225 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[156]
C000244676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244676 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000244676 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000244676 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244676 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[158]
C000244676 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000244676 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000244676 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244677 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000244677 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000244677 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244677 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[159]
C000244677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000244677 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000244677 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[2]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[3]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[4]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[11]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[12]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[13]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[14]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[15]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[16]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[17]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[18]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[19]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[20]	Percentage rounds to zero.
[21]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[22]	Percentage rounds to zero.
[23]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[24]	Percentage rounds to zero.
[25]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[26]	Percentage rounds to zero.
[27]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[28]	Percentage rounds to zero.
[29]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[30]	Percentage rounds to zero.
[31]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[32]	Percentage rounds to zero.
[33]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[34]	Percentage rounds to zero.
[35]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[36]	Percentage rounds to zero.
[37]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[38]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[39]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[40]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[41]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[42]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[43]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[44]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[45]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[46]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[47]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[48]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[49]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[50]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[51]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[52]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[53]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[54]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[55]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[56]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[57]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[58]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[59]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[60]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[61]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[62]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[63]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[64]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[65]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[66]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[67]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[68]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[69]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[70]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[71]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[72]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[73]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[74]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[75]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[76]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[77]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[78]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[79]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[80]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[81]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[82]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[83]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[84]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[85]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[86]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[87]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[88]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[89]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[90]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[91]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[92]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[93]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[94]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[95]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[96]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[97]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[98]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[99]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[100]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[101]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[102]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[103]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[104]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[105]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[106]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[107]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[108]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[109]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[110]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[111]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[112]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[113]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[114]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[115]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[116]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[117]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[118]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[119]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[120]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[121]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[122]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[123]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[124]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[125]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[126]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[127]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[128]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[129]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[130]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[131]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[132]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[133]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[134]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[135]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[136]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[137]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[138]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[139]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[140]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[141]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[142]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[143]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[144]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[145]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[146]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[147]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[148]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[149]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[150]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[151]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[152]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[153]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[154]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[155]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[156]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[157]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[158]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[159]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.